Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Common Stock

Note 9 – Common Stock

The Company is authorized to issue 500,000,000 shares of common stock. As of September 30, 2025 a total of 122,274,125 shares were issued and outstanding. As of December 31, 2024, a total of 107,845,554 shares were issued and outstanding.

During the nine months ended September 30, 2024, the Company issued 12,500,000 shares of restricted common stock at an approximate price of $0.008 per share as part of executing a consulting services agreement with its majority stockholder. The Company accounts for stock-based compensation awards in accordance with the provisions of ASC 718, which requires that the cost of all equity-based compensation be reflected in the financial statements over the vesting period based on the estimated fair value of the awards. Before December 31, 2024, the Board of Directors exercised the claw-back provision included in the consulting services agreement for all 12,500,000 shares. Due to the exercise of the claw-back provision, the stock-based compensation expense associated with this award was fully reversed and no net expense was recorded for any period.

During the nine months ended September 30, 2024, the Company conducted an examination of its stock records and determined 6,255 shares previously reported as treasury stock were no longer held by the Company as of January 1, 2024. The Company concluded the shares were reissued in a prior period, and the impact is immaterial. The Company removed the 6,255 shares from treasury stock and made a corresponding adjustment to additional paid-in capital on January 1, 2024. The impact of this adjustment is immaterial, and it did not affect net loss or cash flows in any period presented.

On April 28, 2025, the Company issued 500,000 restricted shares of common stock to a related party in connection with executing an addendum to a secured promissory note extending the note’s maturity date to May 30, 2025 (see Note 8). The shares were valued at $0.40 per share resulting in aggregate non-cash consideration of $200,000 based on the quoted market price of the Company’s common stock on the OTC Markets on the issuance date.

On July 15, 2025, the Company issued 12,500,000 restricted shares of common stock to its majority shareholder in connection with executing a consulting services agreement. The shares were valued at $0.2121 per share resulting in aggregate non-cash consideration of $2,651,250 based on the quoted market price of the Company’s common stock on the OTC Markets on the issuance date. Upon execution of the contract 2,500,000 restricted shares vested immediately, and the remaining 10,000,000 restricted shares will vest over the following 48-month period (see Note 10 on deferred stock compensation).

On August 11, 2025, the Company issued 1,428,571 shares of common stock to an unrelated party as a partial payment of a commitment fee pursuant to a stock purchase agreement where the unrelated party can purchase up to one hundred million dollars of the Company’s common stock. The shares were valued at $0.35 per share, or $500,000, based on the quoted market price of the Company’s common stock on the OTC Markets on the issuance date, and were recorded as deferred offering costs.

Note 9 – Common Stock

The Company is authorized to issue 500,000,000 shares of common stock. As of December 31, 2024, a total of 107,845,554 shares were issued and outstanding. As of December 31, 2023, 107,845,554 shares were issued, of which 107,839,299 shares were outstanding and 6,255 shares were classified as treasury stock.

During the year ended December 31, 2022, the Company issued 4,800,000 shares of its restricted common stock at a price of $0.067 per share for total gross proceeds of $320,000. The Company incurred $32,237 in share issuance costs related to this transaction.

During the year ended December 31, 2022, the Company issued 600,000 shares of common stock at a price of $0.067 with a fair value of $40,000 to settle accounts payable of $40,000 owed to a company controlled by the Company’s Chief Executive Officer at the time. No gain or loss was recognized on the settlement, and no share-issuance costs were incurred.

On April 19, 2023, the Company effected a 3-for-1 forward stock split for shareholders of record as of March 31, 2023. All share and per-share data have been retroactively adjusted to reflect the impact of the stock split in all periods presented.

During the three months ended June 30, 2024, the Company issued 12,500,000 shares of restricted common stock at an approximate price of $0.008 per share as part of executing a consulting services agreement with its majority stockholder. The Company accounts for stock-based compensation awards in accordance with the provisions of ASC 718, which requires that the cost of all equity-based compensation be reflected in the financial statements over the vesting period based on the estimated fair value of the awards. Before December 31, 2024, the Board of Directors exercised the claw-back provision included in the consulting services agreement for all 12,500,000 shares. Due to the exercise of the claw-back provision, the stock-based compensation expense associated with this award was fully reversed and no net expense was recorded for any period.

The Company conducted an examination of its stock records and determined 6,255 shares previously reported as treasury stock were no longer held by the Company as of January 1, 2024. The Company concluded the shares were reissued in a prior period, and the impact is immaterial. The Company removed the 6,255 shares from treasury stock and made a corresponding adjustment to additional paid-in capital on January 1, 2024. The impact of this adjustment is immaterial, and it did not affect net loss or cash flows in any period presented.

No other shares of common stock were issued during the years ended December 31, 2024 and 2023.